Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

6. Intangible Assets and Goodwill

At December 31, 2016 and 2015, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2016		2015
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$360.938	$(292.980)	$346.186	$(273.220)
Technology	176.893	(64.440)	106.510	(57.821)
Licenses and distribution agreements	192.747	(121.152)	193.280	(112.167)
Customer Relationships	261.766	(62.910)	262.754	(35.347)
Self-developed software	153.826	(88.729)	140.914	(72.797)
Other	389.125	(289.697)	357.065	(264.621)
Construction in progress	18.873	-	23.333	-
	$1.554.168	$(919.908)	$1.430.042	$(815.973)

The increase in technology intangible assets was primarily driven by the purchase of a medical technology company focusing on the treatment of lung and cardiac failure in 2016.

At December 31, 2016 and 2015 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2016	2015
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209.441	$209.404
Management contracts	3.497	7.016
	$212.938	$216.420

Total Intangible Assets	$847.198	$830.489

The amortization on intangible assets amounted to $118.427, $110.359 and $98.483 for the years ended December 31, 2016, 2015, and 2014, respectively. The table shows the estimated amortization expense of these assets for the following five years.

Estimated Amortization Expense
2017	$117.315
2018	$111.578
2019	$109.232
2020	$101.705
2021	$98.582

Goodwill

Changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. The Company’s acquisitions consisted primarily of the purchase of clinics in the normal course of operations in 2016 and 2015 as well as the purchase of a medical technology company focusing on the treatment of lung and cardiac failure in 2016 and the purchase of a distributor in the Asia-Pacific Segment in 2015. The changes to goodwill in 2016 and 2015 are as follows:

	North		Asia-	Latin
	America	EMEA	Pacific	America	Segment
	Segment	Segment	Segment	Segment	Total	Corporate	Total
Balance as of December 31, 2014	$11.180.954	$1.018.881	$365.351	$100.824	$12.666.010	$416.170	$13.082.180
Goodwill acquired, net of divestitures	43.186	52.484	22.247	(1.018)	116.899	-	116.899
Reclassifications	-	4.867	(2.774)	-	2.093	(2.093)	-
Foreign Currency Translation Adjustment	(561)	(132.260)	(11.250)	(20.531)	(164.602)	(1.727)	(166.329)
Balance as of December 31, 2015	$11.223.579	$943.972	$373.574	$79.275	$12.620.400	$412.350	$13.032.750

Goodwill acquired, net of divestitures	292.138	314.463	15.152	9.624	631.377	17.206	648.583
Reclassifications	3.163	-	-	-	3.163	-	3.163
Foreign Currency Translation Adjustment	(341)	(20.331)	(825)	5.377	(16.120)	(1.930)	(18.050)
Balance as of December 31, 2016	$11.518.539	$1.238.104	$387.901	$94.276	$13.238.820	$427.626	$13.666.446